5. Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2017	May 31, 2016
Income Tax Disclosure [Abstract]
Reconciliation of income tax provision (benefit)
	February 28, 2017	May 31, 2016

Income tax benefit at statutory rate	$9,724	$8,175
Change in valuation allowance	(9,724)	(8,175)
Income tax provision	$–	$–

	May 31, 2016	May 31, 2015

Income tax benefit at statutory rate	$8,175	$1,894
Change in valuation allowance	(8,175)	(1,894)
Income tax provision	$–	$–

Schedule of deferred tax assets
	February 28, 2017	May 31, 2016

Net Operating Loss	$24,365	$14,394
Valuation allowance	(24,365)	(14,394)
Net deferred tax asset	$–	$–

	May 31, 2016	May 31, 2015

Net Operating Loss	$14,394	$6,219
Valuation allowance	(14,394)	(6,219)
Net deferred tax asset	$–	$–